--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                         Emerging Markets Portfolio II

                               Semi-Annual Report

                         Six Months Ended May 31, 1999
                                  (Unaudited)
                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
    Schedule of Investments.............................................    7-14
    Statement of Assets and Liabilities.................................      15
    Statement of Operations.............................................      16
    Statements of Changes in Net Assets.................................      17
    Financial Highlights................................................      18
    Notes to Financial Statements.......................................   19-20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Emerging Markets Series of The DFA Investment Trust Company
  (Cost $10,710)++ at Value..............................................................  $     9,337
Receivable from Sponsor..................................................................           15
Receivable for Fund Share Sold...........................................................           26
Receivable for Investment Securities Sold................................................        2,567
Prepaid Expenses and Other Assets........................................................           35
                                                                                           -----------
    Total Assets.........................................................................       11,980
                                                                                           -----------

LIABILITIES:
Payable for Fund Shares Redeemed.........................................................        2,593
Accrued Expenses and Other Liabilities...................................................           20
                                                                                           -----------
    Total Liabilities....................................................................        2,613
                                                                                           -----------

NET ASSETS...............................................................................  $     9,367
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    1,102,814
                                                                                           -----------
                                                                                           -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $      8.49
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    12,075
Accumulated Net Investment Loss..........................................................          (26)
Accumulated Net Realized Loss............................................................       (1,304)
Accumulated Net Realized Foreign Exchange Loss...........................................           (4)
Unrealized Depreciation of Investment Securities.........................................       (1,373)
Unrealized Net Foreign Exchange Loss.....................................................           (1)
                                                                                           -----------
    Total Net Assets.....................................................................  $     9,367
                                                                                           -----------
                                                                                           -----------

--------------

++ Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Net Investment Income from The DFA Investment Trust Company..........................  $      83
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................         15
    Accounting & Transfer Agent Fees.....................................................          5
    Legal Fees...........................................................................         --
    Filing Fees..........................................................................          3
    Shareholders' Reports................................................................          2
    Organization Costs...................................................................          3
    Other................................................................................         --
                                                                                           ---------
        Total Expenses...................................................................         28
    Less: Fees Waived....................................................................        (15)
                                                                                           ---------
        Net Expenses.....................................................................         13
                                                                                           ---------
    NET INVESTMENT INCOME................................................................         70
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities...............................................       (133)

Net Realized Loss on Foreign Currency Transactions.......................................         (4)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................................      2,155
    Translation of Foreign Currency Denominated Amounts..................................         (1)
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................      2,017
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   2,087
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                             SIX MONTHS     YEAR
                                                                                ENDED       ENDED
                                                                               MAY 31,    NOV. 30,
                                                                                1999        1998
                                                                             -----------  ---------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................   $      70   $      80
    Net Realized Loss on Investment Securities.............................        (133)     (1,170)
    Net Realized Loss on Foreign Currency Transactions.....................          (4)        (15)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities..............................................       2,155        (334)
        Translation of Foreign Currency Denominated Amounts................          (1)          1
                                                                             -----------  ---------
        Net Increase (Decrease) in Net Assets Resulting from Operations....       2,087      (1,438)
                                                                             -----------  ---------

Distributions From:
    Net Investment Income..................................................         (76)        (74)
    Net Realized Gains.....................................................          --          (2)
                                                                             -----------  ---------
        Total Distributions................................................         (76)        (76)
                                                                             -----------  ---------
Capital Share Transactions (1):
    Shares Issued..........................................................       4,369       1,745
    Shares Issued in Lieu of Cash Distributions............................          76          76
    Shares Redeemed........................................................      (3,464)     (2,925)
                                                                             -----------  ---------
        Net Increase (Decrease) From Capital Share Transactions............         981      (1,104)
                                                                             -----------  ---------
Capital Contribution from Sponsor..........................................          38          97
                                                                             -----------  ---------
        Total Increase (Decrease)..........................................       3,030      (2,521)
NET ASSETS
    Beginning of Period....................................................       6,337       8,858
                                                                             -----------  ---------
    End of Period..........................................................   $   9,367   $   6,337
                                                                             -----------  ---------
                                                                             -----------  ---------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..........................................................         552         243
    Shares Issued in Lieu of Cash Distributions............................          12          11
    Shares Redeemed........................................................        (425)       (471)
                                                                             -----------  ---------
                                                                                    139        (217)
                                                                             -----------  ---------
                                                                             -----------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                       SIX MONTHS     YEAR ENDED     AUG. 15 TO
                                       ENDED MAY       NOV. 30,       NOV. 30,
                                        31, 1999         1998           1997
                                       ----------     ----------     ----------
                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................    $    6.57      $     7.50     $    10.00
                                       ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....         0.06            0.07          (0.01)
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......         1.94           (0.94)         (2.49)
                                       ----------     ----------     ----------
  Total from Investment
    Operations.....................         2.00           (0.87)         (2.50)
                                       ----------     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income............        (0.08)          (0.06)            --
  Net Realized Gains...............           --              --             --
                                       ----------     ----------     ----------
  Total Distributions..............        (0.08)          (0.06)            --
                                       ----------     ----------     ----------
Net Asset Value, End of Period.....    $    8.49      $     6.57     $     7.50
                                       ----------     ----------     ----------
                                       ----------     ----------     ----------
Total Return.......................        31.28%#          9.76%        (25.00)%#

Net Assets, End of Period
  (thousands)......................    $   9,367      $    6,337     $    8,858
Ratio of Expenses to Average Net
  Assets (1).......................         0.84%*          1.21%          1.35%*(a)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......         1.24%*          1.61%          1.75%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............         1.84%*          1.00%         (0.20)%*(a)
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................         1.44%*          0.60%         (0.60)%*(a)
Portfolio Turnover Rate............          N/A             N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................        17.44%*          9.76%          0.54%(b)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Because of commencement of operations and related preliminary transaction costs, including organization costs, these ratios are not necessarily indicative of future ratios. Additionally, the plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.

(b)  Items calculated for the year ended November 30, 1997.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which the Emerging Market Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 1999, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

D. INVESTMENTS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   2,383
Gross Unrealized Depreciation............................     (3,756)
                                                           ---------
Net......................................................  $  (1,373)
                                                           ---------
                                                           ---------

    At November 30, 1998, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $1,045,220, which expires on November 30, 2006.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1999.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.6%)
 Daewoo Heavy Industries, Ltd..........................       449,510  $  1,701,986
 *Daewoo Securities Co., Ltd...........................        54,908     1,088,112
 *Hyundai Engineering & Construction Co., Ltd..........       119,254       859,823
 *Hyundai Motor Co., Ltd...............................        92,494     1,567,761
 *Hyundai Securities Co., Ltd..........................        36,690     1,150,992
 Kookmin Bank..........................................       263,875     3,994,231
 Korea Electric Power Corp.............................       118,650     3,631,989
 *Korea First Bank Inc., Ltd...........................        11,800        25,623
 LG Chemical, Ltd......................................       101,559     1,995,467
 LG Electronics, Inc...................................       108,602     2,069,743
 LG Information & Communications, Ltd..................        18,635       762,152
 *LG Insurance Co., Ltd................................           341        28,152
 Pohang Iron & Steel Co., Ltd..........................         2,580       201,248
 S1 Corporation........................................         1,756       367,237
 SK Corp., Ltd.........................................        94,498     1,984,231
 SK Telecom Co., Ltd...................................           272       149,091
 Samsung Display Devices, Ltd..........................        43,098     2,071,582
 Samsung Electro-Mechanics Co., Ltd....................        62,117     1,314,784
 Samsung Electronics Co., Ltd..........................        71,811     4,995,916
 *Samsung Fire & Marine Insurance......................         4,081     2,095,821
 *Seoul Bank...........................................        11,800        27,165
 Shinhan Bank Co., Ltd.................................       158,241     1,541,249
 *Ssangyong Investment Securities Co., Ltd.............        52,660       468,493
 Ssangyong Oil Refining Co., Ltd.......................        32,080       684,424
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $22,596,208)...................................                  34,777,272
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Hyundai Securities Co., Ltd. Rights 06/11/99.........         8,846        79,072
 *Samsung Electro-Mechanics Co., Ltd. Rights
   06/14/99............................................        12,317        40,508
 *Samsung Electronics Co., Ltd. Rights 06/21/99........         5,747        61,064
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     180,644
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Korean Won
   (Cost $2)...........................................                           3
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $22,596,210)...................................                  34,957,919
                                                                       ------------
THAILAND -- (11.0%)
COMMON STOCKS -- (11.0%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100         2,770
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,030,130       741,848
 Advanced Info Service Public Co., Ltd. (Foreign)......       593,100     7,217,149
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         7,400         1,215
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000  $      2,652
 BEC World Public Co., Ltd. (Foreign)..................       132,700       696,634
 *Bangkok Bank of Commerce Public Co., Ltd.
   (Foreign)...........................................         7,647             0
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     2,333,000     1,680,111
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200        11,585
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................             1             0
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         2,987
 *Bank of Asia Public Co., Ltd. (Foreign)..............        12,870         9,528
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     1,576,500     1,145,927
 *Banpu Public Co., Ltd. (Foreign).....................        26,800        62,770
 Berli Jucker Public Co., Ltd. (Foreign)...............        10,100        16,043
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................         7,097             0
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       317,415     1,777,420
 *Dusit Thani Public Co., Ltd. (Foreign)...............         8,933         9,379
 *First Bangkok City Bank Public Co., Ltd. (Foreign)...     1,613,550             0
 *First City Investment Public Co., Ltd. (Foreign).....        44,200             0
 *Five Stars Property Public Co., Ltd. (Foreign).......         3,800           241
 *General Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        46,300             0
 Grammy Entertainment Public Co., Ltd. (Foreign).......        86,500       326,020
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        27,500         7,255
 *ITF Finance and Securities Public Co., Ltd...........         8,025             0
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270         5,537
 International Cosmetics Public Co., Ltd. (Foreign)....         3,500         6,407
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           355
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         9,993
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,300           627
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........     9,972,670     6,376,382
 *Land and House Public Co., Ltd. (Foreign)............         2,065         2,557
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           449
 Mutual Fund Public Co., Ltd. (Foreign)................           500           952

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800  $      2,415
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        52,700        25,893
 *Poonipat Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,987             0
 *Power-P Public Co., Ltd. (Foreign)...................         1,600            17
 *Premier Enterprises Public Co., Ltd. (Foreign).......         6,000             0
 *Property Perfect Public Co., Ltd. (Foreign)..........        26,050         2,244
 *Quality Houses Public Co., Ltd. (Foreign)............        18,000         4,967
 Regional Container Lines Public Co., Ltd. (Foreign)...         1,500         1,292
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700         3,325
 *Sammakorn Public Co., Ltd. (Foreign).................         7,500         2,373
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500         1,645
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000         4,092
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       581,000     1,892,609
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       700,713
 *Siam City Bank Public Co., Ltd.......................        37,000             0
 *Siam City Cement Public Co., Ltd. (Foreign)..........       354,813     1,337,294
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......       958,166     1,115,645
 Siam Makro Public Co., Ltd. (Foreign).................       727,100     1,517,033
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           878
 *Somprasong Land Public Co., Ltd. (Foreign)...........         5,400             0
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         8,168
 *Tanayong Public Co., Ltd. (Foreign)..................        46,000        12,260
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,574,500     3,602,208
 Thai Carbon Black Public Co., Ltd. (Foreign)..........         5,000        10,298
 *Thai Danu Bank Public Co., Ltd. (Foreign)............       201,800       123,595
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         4,184
 *Thai Military Bank Public Co., Ltd. (Foreign)........     1,935,500     1,198,451
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960       950,443
 Thai Union Frozen Products Co., Ltd...................        80,900       322,337
 *Thaimex Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,100             0
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $36,969,661)...................................                  32,959,172
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht
   (Cost $11)..........................................                          12
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

RIGHTS/WARRANTS -- (0.0%)
 *Hermaraj Land and Development Public Co., Ltd. Rights
   Open Pay Date.......................................        55,000  $          0
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants 12/31/02...................................        83,666             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $36,969,672)...................................                  32,959,184
                                                                       ------------
PHILIPPINES -- (10.1%)
COMMON STOCKS -- (10.1%)
 Aboitiz Equity Ventures, Inc..........................     7,014,400       412,937
 Ayala Corp............................................     4,968,000     1,599,420
 Ayala Land, Inc.......................................    10,952,980     3,526,250
 Bacnotan Consolidated Industries, Inc.................       109,134        55,929
 *Belle Corp...........................................     4,916,000       286,820
 *C & P Homes, Inc.....................................    10,306,500       325,040
 *Centennial City, Inc.................................     3,285,000       122,594
 Cosmos Bottling Corp..................................     3,778,000       307,800
 Far East Bank and Trust Co. (Foreign).................     1,190,420     1,798,924
 *Fil-Estate Land, Inc.................................     1,252,000        51,988
 *Filinvest Land, Inc..................................     9,822,000     1,084,162
 *Guoco Holdings (Philippines), Inc....................     1,080,000        29,519
 *International Container Terminal Services, Inc.......     1,059,750       107,228
 *Ionics Circuits, Inc.................................     1,040,850       314,580
 *La Tondena Distillers, Inc...........................       693,200       801,597
 *Megaworld Properties & Holdings, Inc.................     1,695,000        85,529
 *Metro Pacific Corp...................................    10,213,860       520,759
 Metropolitan Bank & Trust Co..........................       537,445     5,190,822
 *Mondragon International Philippines, Inc.............       408,840         6,554
 Petron Corp...........................................    19,893,000     2,195,808
 Philippine Long Distance Telephone Co.................       141,940     3,991,474
 *Philippine National Bank.............................       259,975       601,255
 *Philippine Savings Bank..............................       137,500       103,893
 *Pilipino Telephone Corp..............................       628,500        47,076
 RFM Corp..............................................     4,158,000       508,139
 *Republic Glass Holding Corp..........................       331,250         6,616
 SM Prime Holdings, Inc................................    22,614,000     4,932,877
 *Security Bank Corp...................................       167,007       142,647
 *Southeast Asia Cement Holdings, Inc..................     3,254,516        44,477
 Union Bank of the Philippines.........................       606,500       370,594
 Universal Robina Corp.................................     2,871,000       490,446
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $42,858,504)...................................                  30,063,754
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
RFM Corp.
  (Cost $31,501).......................................       177,090        24,667
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $42,890,005)...................................                  30,088,421
                                                                       ------------

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
ISRAEL -- (8.9%)
COMMON STOCKS -- (8.9%)
 Africa-Israel Investments, Ltd........................         2,840  $    172,521
 Africa-Israel Investments, Ltd........................           155        91,446
 *Agis Industries (1983), Ltd..........................        21,736       126,757
 American Israeli Paper Mills, Ltd.....................         3,291       183,924
 Bank Hapoalim B.M.....................................     1,196,240     3,034,600
 Bank Leumi Le-Israel..................................     1,373,369     2,586,257
 *Bezek, Ltd...........................................       701,438     3,011,678
 *Blue Square Chain Stores Properties Investment.......        29,303       468,512
 CLAL Electronics Industries, Ltd......................         3,579       636,584
 CLAL Industries, Ltd..................................       135,350       957,048
 CLAL Insurance, Ltd...................................        38,684       518,863
 Clal Israel, Ltd......................................        29,607       982,005
 Delek Israel..........................................         4,584       133,662
 Elbit Medical Imaging.................................        17,319       149,394
 Elbit Systems, Ltd....................................        17,319       273,118
 *Elbit, Ltd...........................................        17,320       124,572
 Elite Industries, Ltd.................................         5,700       260,800
 Elron Electronic Industries, Ltd......................        19,701       411,217
 First International Bank of Israel....................        48,660       276,675
 First International Bank of Israel, Ltd...............       347,200       393,141
 IDB Bankholding Corp., Ltd............................        36,578       984,798
 IDB Development Corp., Ltd.
   Series A............................................        43,928     1,294,747
 Industrial Building Corp., Ltd........................       277,150       421,572
 Israel Chemicals, Ltd.................................     1,165,326     1,390,310
 *Israel Corp. Series A................................         5,500       674,896
 Koor Industries, Ltd..................................        16,466     1,780,454
 Leumi Holdings Insurance..............................       279,107       209,562
 *M.A.Industries, Ltd..................................       162,937       404,230
 Matav Cable Israel....................................        19,027       352,296
 Osem Investment, Ltd..................................        77,343       402,177
 Property and Building Corp., Ltd......................         3,973       387,120
 Super-Sol, Ltd. Series B..............................       210,226       561,904
 Tambour...............................................        26,898        38,627
 Teva Pharmaceutical Industries, Ltd...................        60,410     2,965,124
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,342,313)...................................                  26,660,591
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $2)...........................................                           2
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,342,315)...................................                  26,660,593
                                                                       ------------
MALAYSIA -- (7.7%)
COMMON STOCKS -- (7.7%)
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000           278
 Amsteel Corp. Berhad..................................       264,000        36,404
 *Aokam Perdana Berhad.................................           333         1,295
 Ban Hin Lee Bank Berhad...............................        20,000        22,947
 Bandar Raya Developments Berhad.......................        23,000         7,360
 Batu Kawan Berhad.....................................       151,000       139,874
 Berjaya Group Berhad..................................        94,000        21,768
 Berjaya Land Berhad...................................        91,000        32,185
 Berjaya Sports Toto Berhad............................        79,000       132,221
 Carlsberg Brewery Malaysia Berhad.....................        79,000       179,621
 Commerce Asset Holding Berhad.........................       230,000       389,789
 Country Heights Holdings Berhad.......................        40,000        29,979
                                                               SHARES        VALUE+
                                                         ------------  ------------

 DCB Sakura Merchant New Shares........................         4,100  $      2,331
 *Ekran Berhad.........................................       108,000        25,693
 Genting Berhad........................................       259,000       736,105
 Golden Hope Plantations Berhad........................       521,000       368,539
 Guiness Anchor Berhad.................................       105,000        85,768
 Highlands and Lowlands Berhad.........................       314,000       190,383
 Hong Leong Bank Berhad................................       213,125       205,497
 Hong Leong Credit Berhad..............................       232,300       233,767
 IOI Corp. Berhad......................................       439,000       239,371
 Jaya Tiasa Holdings Berhad............................        96,000       135,411
 Kuala Lumpur Kepong Berhad............................       293,500       342,932
 *Land - General Berhad................................        35,000         8,253
 *Leisure Management Berhad............................        35,000        96,895
 Lion Land Berhad......................................         1,000           158
 *MBF Holdings Berhad..................................       141,000         6,085
 MNI Holdings Berhad...................................        10,000        14,421
 Magnum Corp. Berhad...................................       779,500       426,674
 Malakoff Berhad.......................................       103,000       200,579
 Malayan Banking Berhad................................       846,000     1,887,916
 *Malayan United Industries Berhad.....................        70,000        10,316
 Malaysian Airlines System.............................       298,000       293,608
 Malaysian International Shipping Corp. (Foreign)......        85,666       119,932
 Malaysian Oxygen Berhad...............................        22,000        40,990
 Malaysian Pacific Industries..........................        28,000        52,463
 *Multi-Purpose Holdings Berhad........................        86,000        30,779
 Nestle (Malaysia) Berhad..............................       121,000       425,411
 Notth Borneo Timbers Berhad...........................         8,000         7,949
 Oriental Holdings Berhad..............................       167,880       307,485
 Oyl Industries Berhad.................................        47,000        98,453
 Perlis Plantations Berhad.............................       190,500       187,693
 Perusahaan Otomobil Nasional Berhad...................       282,000       546,189
 Petronas Dagangan Berhad..............................       147,000       120,695
 Petronas Gas Berhad...................................       943,000     1,786,737
 Phileo Land Berhad....................................        27,000         6,594
 Public Bank Berhad (Foreign)..........................     1,107,799       900,232
 *RHB Capital Berhad...................................       867,000       759,309
 RJ Reynolds Berhad....................................       135,000       127,326
 Ramatex Berhad........................................       222,000       162,644
 *Rashid Hussain Berhad................................        50,000        38,737
 *Renong Berhad........................................       460,000       139,453
 Resorts World Berhad..................................       567,000       883,326
 Rothmans of Pall Mall Malaysia Berhad.................       148,000       872,421
 Sarawak Enterprise Corp. Berhad.......................       412,000       150,922
 Shell Refining Co. Federation of Malaysia Berhad......       156,000       162,897
 *Silverstone Berhad...................................         9,240             0
 Sime Darby Berhad (Malaysia)..........................     1,208,800     1,267,331
 Southern Bank Berhad (Foreign)........................       114,750        67,401
 Technology Resources (Industries) Berhad..............       264,000       157,844
 Telekom Malaysia Berhad...............................     1,305,000     3,571,579
 Tenaga Nasional Berhad................................     1,146,000     2,086,926
 *Time Engineering Berhad..............................       276,000        59,267
 Tractors Malaysia Holdings Berhad.....................        22,000         8,198
 *United Engineering (Malaysia) Berhad.................       165,198       138,419
 YTL Corp. Berhad......................................       624,250     1,011,942
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,625,798)...................................                  22,801,967
                                                                       ------------

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Malaysian Ringetts (Cost $47,276)....................                $     47,276
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,673,074)...................................                  22,849,243
                                                                       ------------
GREECE -- (7.5%)
COMMON STOCKS -- (6.0%)
 Alpha Credit Bank.....................................        13,972       949,926
 Alpha Finance S.A.....................................         7,170       297,324
 *Altec Information & Communication Systems S.A........        53,870     1,058,057
 Aspis Pronia General Insurance S.A....................        14,550       271,276
 Athens Medical Center S.A.............................        29,334       697,788
 Attica Enterprises S.A. Holdings......................        93,085       924,611
 *Bank of Attica S.A...................................        36,525       804,269
 *Bank of Macedonia and Thrace S.A.....................        20,250       960,798
 Bank of Piraeus S.A...................................        32,880       967,105
 Delta Informatics S.A.................................         8,400       391,533
 Ergo Bank S.A.........................................         3,830       344,483
 Ethniki General Insurance Co..........................        18,310     1,112,426
 *General Hellenic Bank................................        11,790       875,481
 Halkor S.A............................................        56,800       629,924
 Hellenic Bottling Co., S.A............................        31,170       911,799
 Heracles General Cement Co............................        39,060     1,142,601
 *Intracom S.A.........................................        20,040     1,443,645
 *Intrasoft S.A........................................        25,590       703,327
 *Maillis (M.J.) S.A...................................        18,470       537,324
 *Mytilineos Holdings S.A..............................        49,830     1,007,540
 *National Investment Bank for Industrial
   Development.........................................         1,000       147,548
 Silver & Baryte Ores Mining Co. S.A...................        10,900       395,937
 *Titan Cement Co......................................        13,130     1,215,565
 *Xiosbank S.A.........................................         7,560       222,242
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,177,530)...................................                  18,012,529
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.5%)
 *Greek Drachmas
   (Cost $4,435,374)...................................                   4,416,745
                                                                       ------------
TOTAL -- GREECE
  (Cost $20,612,904)...................................                  22,429,274
                                                                       ------------
MEXICO -- (7.4%)
COMMON STOCKS -- (7.4%)
 *Altos Hornos de Mexico S.A...........................        97,000        27,186
 Apasco S.A. de C.V....................................        69,000       398,698
 *Carso Global Telecom S.A. de C.V. Telecom Series
   A1..................................................       192,000     1,054,730
 Cementos de Mexico S.A. de C.V. Series A..............         6,780        29,658
 Cementos de Mexico S.A. de C.V. Series B..............       226,000     1,004,700
 *Cifra S.A. de C.V. Series C..........................       417,000       674,496
 *Cifra S.A. de C.V. Series V..........................       137,180       235,844
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       175,000       167,345
 Desc S.A. de C.V. Series B............................       295,000       307,304
 Desc S.A. de C.V. Series C............................         6,905         7,446
 El Puerto de Liverpool S.A.
   Series C1...........................................       339,500       528,418
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Empresas ICA Sociedad Controladora S.A. de C.V........       198,000  $    199,410
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       715,361
 Fomento Economico Mexicano B & D......................       270,000       884,435
 *Gruma S.A. de C.V. Series B..........................        90,406       156,349
 *Grupo Carso S.A. de C.V. Series A-1..................       203,000       826,043
 *Grupo Celanese S.A. Series B2........................       140,000       320,448
 Grupo Financiero Bacomer S.A. de C.V. Series O........     1,246,380       420,954
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        13,187        25,489
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   O...................................................       377,000       751,699
 Grupo Financiero Bancomer S.A. de C.V. Series L.......         7,792         1,942
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................        30,000             0
 Grupo Financiero Inbursa-C............................       239,699       694,956
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        24,257        13,646
 *Grupo Financiero Serfin S.A. de C.V. Series B........       249,102        15,711
 *Grupo Gigante S.A. Series B..........................       341,400        95,509
 Grupo Industrial Alfa S.A. Series A...................       150,290       527,467
 Grupo Industrial Bimbo S.A. de C.V. Series A
   (Cost $0)...........................................       392,000       750,503
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000       144,435
 Grupo Mexico S.A. de C.V. Series B....................       172,000       579,166
 Grupo Modelo S.A. de C.V. Series C....................       312,000       799,837
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................        70,000     1,424,212
 *Hylsamex S.A. de C.V. Series B.......................        60,000       131,841
 Industrias Penoles S.A. de C.V........................       103,000       263,001
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       732,452
 Organizacion Soriana S.A. de C.V. Series B............       150,000       559,257
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       223,031
 Telefonos de Mexico S.A. Series A.....................        50,000       196,592
 Telefonos de Mexico S.A. Series L.....................     1,521,000     5,817,864
 Tubos de Acero de Mexico S.A..........................        17,000       153,917
 Vitro S.A.............................................       121,600       235,036
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,703,337)...................................                  22,096,388
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,703,337)...................................                  22,096,388
                                                                       ------------
TURKEY -- (7.4%)
COMMON STOCKS -- (7.4%)
 *Akbank...............................................   145,871,251     2,403,091
 *Akbank Issue 99......................................    48,623,750       760,812

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Akcansa Cimento Sanayi ve
   Ticaret A.S.........................................    14,800,650  $    342,085
 *Aksa.................................................     7,151,119       165,283
 Aksigorta A.S.........................................     8,100,000       258,913
 *Aktas Elektrik Ticaret A.S...........................       685,000       129,690
 *Alarko Holding.......................................     9,653,051       208,869
 *Arcelik A.S..........................................    15,754,208       542,313
 Aygaz.................................................     3,888,960       411,176
 *Bekoteknik Sanayi A.S................................     4,664,661        76,846
 Bossa Ticaret ve Sanayi
   Isletmeleri A.S.....................................     8,625,000        49,307
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     6,202,000       186,807
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................    11,820,000       113,346
 *Cimentas A.S.........................................     2,074,064        54,822
 Cukurova Elektrik A.S.................................       389,000       339,550
 Dogan Sirketler Grubu Holdings A.S....................    32,336,675       453,206
 *Doktas...............................................       544,000         6,153
 EGE Biracilik ve Malt Sanayii A.S.....................     3,062,408       293,666
 *Eczacibasi Ilac......................................     8,523,760       132,038
 Enka Holding..........................................     1,815,734       375,022
 *Erciyas Biracilik....................................     9,332,640       258,156
 *Eregli Demir ve Celik Fabrikalari
   Turk A.S............................................    34,503,000       661,724
 *Good Year Lastikleri A.S.............................     3,272,500        84,488
 Guney Biracilik.......................................     1,758,120        82,135
 Hurriyet Gazette......................................    13,474,500       235,232
 *Ihlas Holding........................................     3,370,142       120,155
 *Izmir Demir Celik....................................    10,231,500        32,076
 Kartonsan.............................................     1,417,500        63,608
 Kepez Elektrik Ticaret A.S............................        93,000        83,464
 Koc Holding A.S.......................................    24,933,996     1,931,204
 Kordsa Kord Bezi Sanayi ve
   Ticaret A.S.........................................     3,542,000       130,637
 Migros Turk A.S.......................................       734,225       938,768
 Netas Northern Electric Telekomunikasyon A.S..........     5,044,000       158,129
 *Otosan Otomobil A.S..................................    21,546,000       386,737
 *Raks Elektroniks A.S.................................     4,536,000        17,009
 Sarkuysan Elektrolitik Bakir
   Sanayi A.S..........................................     2,800,676        34,432
 *T. Tuborg Bira ve Malt Sanayi A.S....................       487,500         5,334
 *Tat Konserve.........................................     1,782,544        54,787
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,400,000       101,549
 *Tofas Turk Otomobil Fabrikasi A.S....................    13,723,325       195,710
 *Trakya Cam Sanayii A.S...............................    15,468,432       174,956
 *Turcas Petrolculuk A.S...............................     1,691,018        37,837
 *Turk Demir Dokum.....................................     4,164,986        51,205
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       420,500        13,958
 Turk Sise Cam.........................................    12,475,592       156,443
 *Turk Sise Cam Em 99..................................    10,801,366       135,449
 *Turkiye Garanti Bankasi A.S..........................    36,000,552     1,482,688
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Turkiye Is Bankasi A.S. Series C......................   220,951,500  $  4,346,230
 *USAS (Ucak Servisi A.S.).............................        42,500        41,277
 *Vestel Elektronik Sanayi Ticaret A.S.................     3,112,000       355,810
 Yapi ve Kredi Bankasi A.S.............................   103,724,055     1,326,199
 *Yapi ve Kredi Bankasi A.S. Issue 99..................    82,979,243       958,944
                                                                       ------------
TOTAL -- TURKEY
  (Cost $12,453,794)...................................                  21,959,325
                                                                       ------------
ARGENTINA -- (7.1%)
COMMON STOCKS -- (7.1%)
 Acindar Industria Argentina de Aceros SA Series B.....       164,000       196,948
 *Alpargatas SA Industrial y Comercial.................       150,000        14,411
 *Astra Cia Argentina de Petroleos SA..................       336,690       566,064
 Banco de Galicia y Buenos Aires SA Series A...........       269,803     1,412,129
 *Banco del Sud Sociedad Anonima Series B..............        29,000        81,261
 Banco Frances del Rio de la
   Plata SA............................................       123,936       865,723
 *Buenos Aires Embotelladora SA Series B...............           100         7,606
 CIADEA SA.............................................        76,559       114,925
 *Capex SA Series A....................................        18,000        90,067
 *Celulosa Argentina SA Series B.......................        75,000         7,506
 Central Costanera SA Series B.........................        20,000        50,438
 Central Puerto SA Series B............................        16,000        35,226
 Corcemar SA Series B..................................        19,226        83,696
 *Garovaglio y Zorraquin SA............................        28,000        21,856
 *Indupa SA Industrial y Comercial.....................       180,366       104,149
 Irsa Inversiones y Representaciones SA................        75,296       218,522
 *Juan Minetti SA......................................       103,442       263,975
 Ledesma SA............................................       135,378        77,223
 Metrogas SA Series B..................................       403,115       318,700
 *Molinos Rio de la Plata SA Series B..................       125,287       229,447
 Naviera Perez Companc SA Series B.....................       540,429     3,245,008
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542        83,074
 *Sevel Argentina SA Series C..........................        79,033        32,428
 Siderar SAIC Series A.................................        49,876       123,785
 Siderca SA Series A...................................       714,907       987,312
 *Sociedad Comercial del Plata.........................       187,740        79,661
 Telecom Argentina Stet-France SA Series B.............       317,000     1,789,222
 Telefonica de Argentina SA Series B...................       738,000     2,407,686
 Transportadora de Gas del Sur SA Series B.............       398,000       708,972
 YPF Sociedad Anonima Yacimientos Petroliferos Fiscales
   Series D............................................       165,000     6,968,226
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $18,135,241)...................................                  21,185,246
                                                                       ------------

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
UNITED STATES -- (5.6%)
COMMON STOCKS -- (5.6%)
 Banco Bhif Sponsored ADR..............................         6,400  $     88,000
 Banco de A. Edwards ADR...............................        30,000       427,500
 Banco de Santiago SA Santiago ADR.....................        84,800     1,515,800
 Banco Santander Chile Sponsored ADR...................        52,500       846,562
 Chilgener SA ADR......................................        52,400       989,050
 Cia Telecom de Chile ADR..............................       142,000     3,088,500
 Compania Cervecerias Uni ADR..........................        39,400     1,103,200
 Cristalerias de Chile SA ADR..........................        14,500       231,094
 Distribucion y Servicio D&S SA ADR....................        80,500     1,358,437
 Embotelladora Andina SA Andina ADR....................        36,800       706,100
 Embotelladora Andina SA Andina Series B ADR...........        57,700       894,350
 Empresa Nacional de Elec ADR..........................       177,818     1,933,771
 *Empresas Telex SA ADR................................        39,400        39,400
 Enersis SA ADR........................................        53,203     1,044,109
 Laboratorio Chile SA Labchile ADR.....................        14,000       238,000
 Lan Chile SA ADR......................................        86,400       680,400
 Madeco SA ADR.........................................        24,500       237,344
 Masisa SA ADR.........................................        16,500       159,328
 *Santa Isabel SA ADR..................................        15,500       168,078
 Sociedad Quimica y Minera
   Chile ADR...........................................        16,502       573,445
 Vina Concha y Toro SA
   Conchatoro ADR......................................         8,600       280,306
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $15,320,701)...................................                  16,602,774
                                                                       ------------
BRAZIL -- (5.3%)
PREFERRED STOCKS -- (3.7%)
 Aracruz Celulose SA Series B..........................       251,999       472,039
 Banco Bradesco SA.....................................   185,571,118       983,997
 Banco do Brasil SA....................................   126,670,000       697,224
 Banco do Estado de Sao Paulo SA.......................     2,500,000       106,627
 Banco Itau SA.........................................     2,850,000     1,455,372
 Brasiliero de Petroleo Ipiranga.......................    12,300,000        77,273
 Brasmotor SA..........................................       600,000        46,339
 COFAP (Cia Fabricadora De Pecas)......................         5,100        21,311
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................       180,000        68,472
 Cervejaria Brahma.....................................     2,490,767     1,257,572
 Cia Siderurgica Belgo-Mineira.........................       970,000        27,115
 Cia Vale do Rio Doce Series A.........................        91,160     1,613,014
 Cimento Portland Itau.................................       860,000        83,273
 Companhia Brasileira de Distribuicao Pao de Acucar....     6,930,000       127,335
 Companhia Siderurgica de Tubarao Sid Tubarao..........    15,120,000       135,076
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       108,974
 Coteminas Cia Tecidos Norte de Minas..................       910,000        61,890
 Duratex SA............................................     2,900,000        78,558
 *Electropaulo Electrecidade Metropolitana.............     5,495,000       228,032
 Embratel Participacoes SA.............................    18,082,922       250,135
 Ericsson Telecomunicacoes SA..........................    15,480,000       263,202
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *IKPC Industrias Klabin de Papel e Celulose SA........       176,875  $     58,108
 Inepar SA Industria e Construcoes.....................    19,760,000        51,022
 *Inepar-Fem Equipamentos e Montagem SA................        11,856             0
 Investimentos Itau SA.................................       810,000       448,179
 *Investimentos Itau SA................................        32,633        18,011
 Lojas Americanas SA...................................     1,610,000         7,795
 Lojas Renner SA.......................................       800,000        18,444
 Multibras Eletrodomesticos SA.........................       315,000       103,486
 *Paranapanema SA......................................     2,120,000         3,360
 Renner Participacoes SA...............................       800,000           763
 Sadia Oeste SA Inclusttia e Comercio Soes.............       100,000        62,823
 *Serrana SA...........................................         2,450           762
 Suzano de Papel e Celulose............................        54,000        41,861
 Tele Celular Sul Participacoes SA.....................       137,922           252
 *Tele Centro Oeste Celular Participacoes SA...........       137,922           167
 Tele Centro-Sul Participacoes.........................    23,437,922       248,561
 Teleleste Celular Participacoes SA....................       137,922            83
 Telemig Celular Participacoes SA......................       137,922           199
 Telenordeste Celular
   Participacoes SA....................................       137,922           214
 Telenorte Celular Participacoes SA....................       137,922            83
 Telenorte Leste Participacoes SA......................    15,567,922       253,929
 Telesp Celular Participacoes..........................    28,537,922       260,046
 Telesp Participacoes SA...............................    11,827,922       254,280
 Telesudeste Celular Participacoes SA..................    14,337,922        67,846
 *USIMINAS (Usinas Siderurgicas de Minas Gerais SA)....        52,039        74,233
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       575,297
 *Usinas Siderurgicas de Minas Gerais..................           325         3,559
 *Vale do Rio Doce Series B............................        81,160             0
 Votorantim Celulose e Papel SA........................     9,467,325       251,004
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $13,071,195)...................................                  10,967,197
                                                                       ------------
COMMON STOCKS -- (1.6%)
 *Acos Especiais Itabira-Acesita Aces..................    25,963,524         8,530
 Antarctica Paulista I.B.B.C. Anta.....................         3,000        70,720
 *Banco Bamerindus do Brazil SA........................         2,400        16,599
 Banco do Estado de Sao Paulo SA.......................     1,800,000        55,224
 *Ceval Alimentos SA...................................    11,610,114        15,525
 *Compania de Electricidade da Bahia Coelba............     3,630,000        97,287
 Embraco SA............................................       130,000        42,708
 Embraer Empresa Brasileira de Aeronautica Series A....     1,700,000        17,637
 Embratel Participacoes................................    57,550,000       426,230
 Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000           332
 Gerdau SA.............................................    14,020,000       209,287
 Inepar Energia SA.....................................         9,561             2
 Lojas Americanas SA...................................    10,520,000        43,656
 *Mannesmann SA........................................       149,000        11,164
 Petroquimica do Sul Copesul...........................     8,276,000       240,884
 *Santista Alimentos SA................................        43,777        10,093
 *Seara Alimentos SA...................................    23,220,228         7,361

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Serrana SA...........................................         2,054  $        693
 Siderurgica Nacional Sid Nacional.....................    26,651,000       506,901
 Souza Cruz Industria e Comercio.......................        71,000       429,678
 Tele Celular Sul Participacoes........................    57,550,000        74,632
 *Tele Centro Oeste Celular Participacoes..............    57,550,000        53,735
 Tele Centro Sul Participacoes SA......................    57,550,000       318,097
 Tele Norte-Leste Participacoes........................    57,550,000       524,080
 Tele Sudeste Celular Participacoes....................    57,550,000       157,224
 Teleleste Celular Participacoes.......................    57,550,000        27,862
 Telemig Celular Participacoes.........................    57,550,000        72,973
 Telenordeste Celular Participacoes....................    57,550,000        64,681
 Telenorte Celular Participacoes.......................    57,550,000        34,828
 Telesp Celular Participacoes SA.......................    57,550,000       290,234
 Telesp Participacoes SA...............................    57,550,000       712,816
 VSMA (Cia Vidraria Santa Marina)......................        54,000        73,140
 White Martins SA......................................       334,398       173,461
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,042,156)....................................                   4,788,274
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Inepar SA Industria e Construcoes Rights 06/05/99....   474,240,000         2,733
 *Santista Alimentos SA Rights 06/15/99................        70,902             0
 *Tele Centro Oeste Celular Participacoes Rights
   06/30/99............................................     5,162,993             0
 *Tele Centro Oeste Celular Participacoes SA Preferred
   Rights 06/30/99.....................................        12,373             2
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $55,340).......................................                       2,735
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $19,168,691)...................................                  15,758,206
                                                                       ------------
PORTUGAL -- (4.4%)
COMMON STOCKS -- (4.4%)
 BCP (Banco Comercial Portugues SA)....................       121,247     3,308,880
 Banco Espirito Santo e Comercial de Lisboa............        49,500     1,216,305
 Banco Pinto & Sotto Mayor SA..........................       105,909     2,104,050
 *Companhia de Seguros Mundial Confianca SA............        31,120       897,436
 Companhia de Seguros Tranquilidade SA.................        15,700       379,868
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        11,400       120,391
 *Inparsa Industrias e Participacoes SGPS SA...........        26,162       389,265
 *Inparsa Industrias e Participacoes SGPS SA Em 98.....        14,866       121,865
 *Investimentos Participacoes e Gestao SA Inapa........        14,400       113,377
 Jeronimo Martins SGPS SA Em 99........................        18,565       664,076
 Modelo Continente SGPS SA.............................        70,200     1,418,857
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        30,800       173,906
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................         8,164       178,239
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Sociedad Construcoes Soares da Costa SA..............        17,514  $     57,319
 Sociedade de Investimento e Gestao SGPS SA............        18,900       308,287
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        24,483       224,509
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        31,100     1,110,180
 Uniceruniao Cervejeira SA.............................        15,600       322,805
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $6,387,842)....................................                  13,109,615
                                                                       ------------
INDONESIA -- (3.6%)
COMMON STOCKS -- (3.6%)
 *PT Asahimas Flat Glass Co., Ltd......................        75,000         7,604
 *PT Astra International Tbk...........................     1,003,000       308,141
 *PT Bakrie & Brothers Tbk.............................     1,259,000        50,283
 PT Bank Danamon (Foreign).............................     1,121,000        48,215
 *PT Bank International Indonesia (Foreign)............     2,227,191        61,581
 *PT Bank Niaga Tbk....................................       151,380         9,301
 *PT Barito Pacific Timber.............................       910,000        78,279
 PT Bimantara Citra....................................       589,000        66,952
 *PT Charoen Pokphand Tbk..............................        95,000         8,172
 *PT Ciputra Development Tbk...........................       262,000        12,074
 PT Citra Marga Nusaphala Persada......................       960,000        53,087
 *PT Dankos Laboratories...............................        21,000         2,193
 PT Duta Pertiwi.......................................       200,000        12,289
 *PT Gajah Tunggal Tbk.................................     2,058,000       120,129
 *PT Gt Kabel Indonesia Tbk............................       212,000         5,862
 *PT GT Petrochem Industries Tbk.......................        70,000         3,011
 *PT Hanjaya Mandala Sampoerna Tbk.....................       496,500       799,280
 *PT Hero Supermarket Tbk..............................        78,000        17,733
 *PT Indah Kiat Pulp & Paper Corp......................     2,221,601     1,023,778
 *PT Indocement Tunggal Prakarsa.......................     1,318,000       502,094
 *PT Indofood Sukses Makmur............................       930,280       920,276
 *PT Indorama Synthetics Tbk...........................       365,580        88,727
 PT Indosat Tbk........................................       600,500     1,217,602
 *PT Inti Indorayo Utama...............................       257,000        15,001
 *PT Jakarta International Hotel and Development Tbk...       362,500        33,410
 *PT Japfa Comfeed Indonesia Tbk.......................        29,000         1,693
 *PT Jaya Real Property................................       305,000        32,796
 *PT Kalbe Farma Tbk...................................       150,000        30,875
 *PT Kawasan Industry Jababeka Tbk.....................       407,333        25,028
 *PT Lippo Bank (Foreign)..............................       557,000        32,513
 *PT Lippo Land Development Tbk........................       174,000        12,295
 *PT Matahari Putra Prima Tbk..........................       314,000        28,940
 PT Mayorah Indah......................................       288,720        26,610
 *PT Modern Photo Tbk..................................       154,000        32,645
 PT Mulia Industrindo..................................       850,680        86,244
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................       765,821       261,155
 *PT Pakuwon Jati Tbk..................................       312,000         6,710
 *PT Panasia Indosyntec Tbk............................       103,600         4,456
 *PT Pdni Tbk..........................................     1,379,000        12,710
 PT Perusahaan Rokok Tjap Gudang Garam.................       961,500     1,855,057
 *PT Polysindo Eka Perkasa Tbk.........................       481,000        36,943

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *PT Putra Surya Perkasa Tbk...........................     1,296,000  $     19,908
 *PT Sari Husada Tbk...................................        13,440         3,221
 *PT Semen Cibinong Tbk................................       231,000        12,064
 PT Semen Gresik.......................................       294,002       491,357
 *PT Summarecon Agung..................................        87,838         2,699
 PT Tambang Timah (Persero) Tbk........................       327,000       357,640
 PT Telekomunikasi Indonesia (Persero) Tbk.............     4,316,500     2,002,429
 PT Tempo Scan Pacific.................................        19,500         5,392
 PT Tigaraksa Satria Tbk...............................        25,200         5,032
 *PT Unggul Indah Corp. Tbk............................       110,000        16,221
 *PT United Tractors...................................        15,000         2,488
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $29,699,926)...................................                  10,870,195
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $12,284)......................................                      12,090
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------

                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 4.55%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   5.625%, 12/31/02, valued at $7,061,944) to be
   repurchased at $6,922,498.
   (Cost $6,919,000)...................................  $      6,919     6,919,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)(Cost $302,884,996)++.....                $298,457,473
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value...................................................................  $ 298,457
Receivable for Dividends and Interest..................................................        703
Receivable for Fund Shares Sold........................................................         26
Other Assets...........................................................................      1,999
                                                                                         ---------
    Total Assets.......................................................................    301,185
                                                                                         ---------
LIABILITIES:
Payable for Investment Securities Purchased............................................      7,987
Accrued Expenses.......................................................................        123
Payable for Fund Shares Redeemed.......................................................      3,383
                                                                                         ---------
    Total Liabilities..................................................................     11,493
                                                                                         ---------
NET ASSETS.............................................................................  $ 289,692
                                                                                         ---------
                                                                                         ---------
INVESTMENTS AT COST....................................................................  $ 302,885
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $363)...................................  $   3,035
    Interest............................................................................        266
                                                                                          ---------
        Total Investment Income.........................................................      3,301
                                                                                          ---------

EXPENSES
    Investment Advisory Services........................................................        125
    Accounting & Transfer Agent Fees....................................................        153
    Custodian's Fee.....................................................................        298
    Legal Fees..........................................................................          1
    Audit Fees..........................................................................          2
    Shareholders' Reports...............................................................          2
    Trustees' Fees and Expenses.........................................................          1
    Other...............................................................................         14
                                                                                          ---------
        Total Expenses..................................................................        596
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      2,705
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain on Investment Securities..............................................      2,956

Net Realized Loss on Foreign Currency Transactions......................................       (153)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................................     62,573
    Translation of Foreign Currency Denominated Amounts.................................        (28)
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY..............................     65,348
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  68,053
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                          YEAR
                                                                           SIX MONTHS     ENDED
                                                                            ENDED MAY   NOV. 30,
                                                                            31, 1999      1998
                                                                           -----------  ---------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................   $   2,705   $   3,655
    Net Realized Gain (Loss) on Investment Securities....................       2,956     (23,765)
    Net Realized Loss on Foreign Currency Transactions...................        (153)       (370)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency.......................      62,573      (9,240)
        Translation of Foreign Currency Denominated Amounts..............         (28)          9
                                                                           -----------  ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations.....................................................      68,053     (29,711)
                                                                           -----------  ---------
Transactions in Interest:
    Contributions........................................................      17,443      79,412
    Withdrawals..........................................................     (27,436)    (39,010)
                                                                           -----------  ---------
        Net Increase (Decrease) From Transactions in Interest............      (9,993)     40,402
                                                                           -----------  ---------
        Total Increase...................................................      58,060      10,691
NET ASSETS
    Beginning of Period..................................................     231,632     220,941
                                                                           -----------  ---------
    End of Period........................................................   $ 289,692   $ 231,632
                                                                           -----------  ---------
                                                                           -----------  ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                          SIX MONTHS   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    APRIL 25
                                          ENDED MAY     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     TO NOV.
                                           31, 1999       1998         1997         1996         1995       30, 1994
                                          ----------   ----------   ----------   ----------   ----------   ----------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....        N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
                                          ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................         --            --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........         --            --           --           --           --           --
                                          ----------   ----------   ----------   ----------   ----------   ----------
  Total from Investment Operations......         --            --           --           --           --           --
                                          ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment Income.................         --            --           --           --           --           --
  Net Realized Gains....................         --            --           --           --           --           --
                                          ----------   ----------   ----------   ----------   ----------   ----------
  Total Distributions...................         --            --           --           --           --           --
                                          ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..........        N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
                                          ----------   ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------   ----------
Total Return............................        N/A+          N/A+         N/A+         N/A+         N/A+         N/A+

Net Assets, End of Period (thousands)...  $ 289,692    $  231,632   $  220,941   $  162,075   $   49,351   $   15,724
Ratio of Expenses to Average Net
  Assets................................       0.48%*        0.53%        0.54%        0.66%        0.87%        1.49%*
Ratio of Net Investment Income to
  Average Net Assets....................       2.17%*        1.66%        1.63%        1.63%        1.70%        0.56%*
Portfolio Turnover Rate.................      17.44%*        9.76%        0.54%        0.37%        8.17%        1.28%*

--------------

*  Annualized

+  Not applicable as The Emerging Markets Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers seventeen series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $  21,441
Sales..................................................     28,634

E. INVESTMENT TRANSACTIONS:

    At May 31,1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $  64,784
Gross Unrealized Depreciation..........................    (69,212)
                                                         ---------
Net....................................................  $  (4,428)
                                                         ---------
                                                         ---------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1999.